October 30, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

		RE:	Merrill Lynch Investment Managers Funds, Inc.
Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (Securities Act File No. 33-343552, Investment Company Act No. 811-10053

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"),
Merrill Lynch Investment Managers Funds, Inc.
(the "Company") hereby certifies that:

(1)	the form of Prospectuses and Statements
of Additional Information that would have been
 filed pursuant to Rule 497(c) under the 1933
Act would not have differed from
that contained in
Post-Effective Amendment No. 2 to the Company's Registration
Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 2 to the
Company's Registration Statements
on Form N-1A was filed electronically with the Securities and Exchange Commission on October 25, 2002.

Very truly yours,

Merrill Lynch Investment Managers Funds, Inc.


/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Company